Long-term loans receivable	12 Months Ended
Dec. 31, 2024
Long Term Loans Receivable [Abstract]
Long-Term Loans Receivable
9.	Long-Term Loans Receivable
In January 2020, the Group entered into a three-year loan agreement with a third-party supplier of key UAV components with a principal amount of RMB52,000 and an interest rate of 3% per annum. The use of the loan proceeds is limited to expanding the supplier’s production capacity. This long-term loan can be repaid by the borrower at any time. The outstanding loan balance was guaranteed by the borrower’s sole shareholder and his spouse and would mature in January 2023. In 2020, RMB40,000 of the loan’s principal was repaid by the borrower. In March 2023, the Group entered into a supplementary agreement with the borrower to extend the term of the outstanding loan of RMB12,000 as follows: (1) RMB2,000 of the outstanding amount is extended to September 30, 2023. (2) RMB2,000 of the outstanding amount is extended to December 31, 2023. (3) RMB8,000 of the outstanding amount is extended to March 9, 2025. In 2023, RMB1,700 was repaid by the borrower in cash and a supplemental agreement was entered into to offset RMB5,800 with the Group’s accounts payable to the borrower. The Group had an outstanding loan balance of RMB4,500 and current expected credit losses of RMB285 as of December 31, 2023. As of December 31, 2024, the outstanding loan balance of RMB4,500
(US$616)

matures within one year was reclassified to current assets in prepayments and other current assets. Up to date of the issuance of the financial statements, the borrower did not repay the loan, the Group made additional provision of
RMB
4,215
(US$577)

against the total balance of RMB4,500(US$616).
In March 2020, the Group provided a
two-year
loan to a third-party entity with a principal amount of euro 243 (equivalent to RMB1,900) and an interest rate of 3.5% per annum. In March 2022, the Group entered into a supplementary agreement with the third-party entity to extend the term of the loan by two years. The use of the loan proceeds is limited to assisting the Group in applying necessary permits from a European country’s aviation authority for the commercial operations of UAVs in this country. As of December 31, 2023, RMB2,163 matures within one year was reclassified to current assets in prepayments and other current assets (Note 7). Up to date of the issuance of the financial statements, the third-party entity did not repay the loan, the Group made full provision of RMB2,086 (US$286).
For the years ended December 31, 2022, 2023 and 2024, the Group recognized interest income of RMB423, RMB74 and nil (US$0) from the long-term loans receivable, respectively.